LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet; the Company recognizes lease expense ($4 million in the three months ended June 30, 2019 and $8 million in the six months ended June 30, 2019) for these leases on a straight-line basis over the lease term.
For the three and six months ended June 30, 2019, the Company incurred operating lease expenses of $40 million and $79 million, respectively.
At June 30, 2019, the Company has recorded approximately $434 million of a right-of-use asset and $432 million of lease liability included in Other Assets and Other Liabilities, respectively.
During the six months ended June 30, 2019, leased assets obtained in exchange for operating lease obligations were $41 million. The operating cash outflow for amounts included in the measurement of operating lease obligations was $79 million.
At June 30, 2019, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.9 years and 3.6%, respectively.
Future minimum lease payments repayments under non-cancellable leases as of June 30, 2019 were as follows:

Operating Leases	($ million)
2019 (excluding the six months ended June 2019)	$71
2020	114
2021	78
2022	55
2023	43
2024 and thereafter	135
Total future minimum lease payments	$496
Less: Interest	(64)
Total	$432

Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2019	$148
2020	165
2021	100
2022	37
2023 and thereafter	17
Total undiscounted lease payments	$467